ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Regulatory liabilities (Note 11)	$ 230	$ 122
Lease obligations (Note 21)	14	14
Nonrelated Party
Related Party Transaction [Line Items]
Accrued liabilities	931	776
Accounts payable	358	339
Unearned revenue	313	335
Regulatory liabilities (Note 11)	230	122
Accrued interest	202	178
Lease obligations (Note 21)	14	14
Environmental liabilities	7	11
Derivative liabilities (Note 16)	4	4
Total	$ 2,059	$ 1,779